Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	TWD ($)	Capital stock [member] USD ($)	Capital stock [member] TWD ($)	Capital reserve [member] USD ($)	Capital reserve [member] TWD ($)	Retained earnings [member] Retained earnings, legal reserve [member] USD ($)	Retained earnings [member] Retained earnings, legal reserve [member] TWD ($)	Retained earnings [member] Retained earnings, unappropriated earnings [member] USD ($)	Retained earnings [member] Retained earnings, unappropriated earnings [member] TWD ($)	Other Comprehensive Income (Loss) [Member] Other comprehensive income, unrealized gain on valuation of available-for-sale financial assets [member] USD ($)	Other Comprehensive Income (Loss) [Member] Other comprehensive income, unrealized gain on valuation of available-for-sale financial assets [member] TWD ($)	Other Comprehensive Income (Loss) [Member] Other comprehensive income, exchange difference on translation of foreign financial statements [member] USD ($)	Other Comprehensive Income (Loss) [Member] Other comprehensive income, exchange difference on translation of foreign financial statements [member] TWD ($)	Other Comprehensive Income (Loss) [Member] Other comprehensive income, remeasurements of post-employment benefit obligations [member] USD ($)	Other Comprehensive Income (Loss) [Member] Other comprehensive income, remeasurements of post-employment benefit obligations [member] TWD ($)
Beginning balance at Dec. 31, 2014		$ 70,773,742		$ 31,163,611		$ 15,758,479		$ 8,797,005		$ 10,640,940		$ 3,670,115		$ 720,253		$ 23,339
Appropriation of earnings for prior years:
Legal reserve		0		0		0		1,170,770		(1,170,770)		0		0		0
Cash dividends		(9,349,083)		0		0		0		(9,349,083)		0		0		0
Subsidiary's share issue transaction costs		(121)		0		(121)		0		0		0		0		0
Net income		9,011,463		0		0		0		9,011,463		0		0		0
Other comprehensive income (loss)		(906,776)		0		0		0		0		(530,235)		(227,271)		(149,270)
Total comprehensive income		8,104,687		0		0		0		9,011,463		(530,235)		(227,271)		(149,270)
Ending balance at Dec. 31, 2015		69,529,225		31,163,611		15,758,358		9,967,775		9,132,550		3,139,880		492,982		(125,931)
Appropriation of earnings for prior years:
Legal reserve		0		0		0		876,226		(876,226)		0		0		0
Cash dividends		(8,725,811)		0		0		0		(8,725,811)		0		0		0
Cash distribution from capital reserve		(3,116,361)		0		(3,116,361)		0		0		0		0		0
Net income		9,806,937		0		0		0		9,806,937		0		0		0
Other comprehensive income (loss)		(2,373,532)		0		0		0		0		(1,317,722)		(908,231)		(147,579)
Total comprehensive income		7,433,405		0		0		0		9,806,937		(1,317,722)		(908,231)		(147,579)
Ending balance at Dec. 31, 2016		65,120,458		31,163,611		12,641,997		10,844,001		9,337,450		1,822,158		(415,249)		(273,510)
Appropriation of earnings for prior years:
Legal reserve		0		0		0		993,316		(993,316)		0		0		0
Cash dividends		(5,453,632)		0		0		0		(5,453,632)		0		0		0
Changes in other capital reserve		618		0		618		0		0		0		0		0
Net income	$ 241,955	7,171,534		0		0		0		7,171,534		0		0		0
Other comprehensive income (loss)	19,536	579,057		0		0		0		0		796,737		(226,517)		8,837
Total comprehensive income	261,491	7,750,591		0		0		0		7,171,534		796,737		(226,517)		8,837
Ending balance at Dec. 31, 2017	$ 2,274,563	$ 67,418,035	$ 1,051,404	$ 31,163,611	$ 426,539	$ 12,642,615	$ 399,370	$ 11,837,317	$ 339,475	$ 10,062,036	$ 88,357	$ 2,618,895	$ (21,652)	$ (641,766)	$ (8,930)	$ (264,673)